Prospectus and Statement of Additional Information Supplement May 1, 2025

For the most recent prospectuses and statement of additional information of the following series (as supplemented to date):

American Funds College Target Date Series® (AFCTD)

American Funds® Portfolio Series (AFPS)

American Funds® Retirement Income Portfolio Series (AFRIS)

American Funds Target Date Retirement Series® (AFTD)

 Changes apply to all series unless otherwise noted below.

1. The prospectus and statement of additional information for AFCTD are amended to state that shares of Capital Group KKR Public-Private+ Funds (the “PPS Funds”) are eligible to be aggregated with shares of the American Funds to reduce sales charges paid on Class 529-A shares of the American Funds or Class A shares of the PPS Funds, unless otherwise provided in the prospectus and statement of additional information. Class A-2 shares of PPS Funds are not eligible for aggregation with shares of the American Funds.

2. The prospectus and statement of additional information for AFPS are amended to state that shares of Capital Group KKR Public-Private+ Funds (the “PPS Funds”) are eligible to be aggregated with shares of the American Funds to reduce sales charges paid on Class A, Class 529-A and Class ABLE-A shares of the American Funds or Class A shares of the PPS Funds, unless otherwise provided in the prospectus and statement of additional information. Class A-2 shares of PPS Funds are not eligible for aggregation with shares of the American Funds.

3. The prospectus and statement of additional information for AFRIS and AFTD are amended to state that shares of Capital Group KKR Public-Private+ Funds (the “PPS Funds”) are eligible to be aggregated with shares of the American Funds to reduce sales charges paid on Class A shares of the American Funds or the PPS Funds, unless otherwise provided in the prospectus and statement of additional information. Class A-2 shares of PPS Funds are not eligible for aggregation with shares of the American Funds.

4. The prospectus and statement of additional information for all of the series listed above are amended to state that, effective June 2, 2025, shares of Emerging Markets Equities Fund, Inc. (formerly known as Emerging Markets Growth Fund, Inc.) will be eligible to be aggregated with shares of the American Funds or the PPS Funds to reduce sales charges paid on Class A shares or Class 529-A shares of the American Funds or the PPS Funds (as applicable), unless otherwise provided in the prospectus and statement of additional information. Class A-2 shares of PPS Funds are not eligible for aggregation with shares of the American Funds or Emerging Markets Equities Fund.

5. The third paragraph under the subheading “Purchases by employer-sponsored retirement plans” in the “Purchase, exchange and sale of shares” section of the prospectus for all series listed above, with the exception of AFCTD, is amended to read as follows:

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases at the net asset value breakpoint in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

6. The bullet item under “Exchanging Share Classes” under “Edward D. Jones & Co., L.P. (“Edward Jones”)” in the “Appendix” section of the prospectus is amended to read as follows:

Exchanging Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund, or Class R-4 shares for retirement plans, so long as the shareholder is eligible to purchase the Class A or R-4 shares pursuant to the prospectus.

Keep this supplement with your prospectus and statement of additional information.

Lit. No. MFGEBS-616-0525P CGD/AFD/10039-S108712

THE FUNDS (EXCLUDING AMERICAN FUNDS COLLEGE TARGET DATE SERIES) MAKE AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT FOR ALL FUNDS (EXCLUDING AMERICAN FUNDS COLLEGE TARGET DATE SERIES) IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT OF THE FUNDS’ PROSPECTUSES (EXCLUDING AMERICAN FUNDS COLLEGE TARGET DATE SERIES).

/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY